ProFund VP Falling U.S. Dollar Expense Example - ProFund VP Falling U.S. Dollar - None	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 171
Expense Example, with Redemption, 3 Years	774
Expense Example, with Redemption, 5 Years	1,404
Expense Example, with Redemption, 10 Years	$ 3,101